Fees Summary	Feb. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 531,663,065.22
Previously Paid Amount	0.00
Total Fee Amount	73,422.67
Total Offset Amount	66,962.00
Net Fee	$ 6,460.67
Final Prospectus	false